Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Other Payables and Accrued Liabilities [Abstract]
Salary payables	$ 139,151	¥ 947,741	¥ 889,502
Other payables and accrued expenses	90,231,976	614,560,972	633,948,371
Accrued interest payable	1,429,977	9,739,427	9,739,427
Total other payables and accrued liabilities	$ 91,801,104	¥ 625,248,140	¥ 644,577,300